Note 33 - Employee Benefits - Reconciliation in Movement of Liabilities and Assets - Impact on Balance Sheet (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Reconciliation in Movement of Liabilities and Assets, Impact on Balance Sheet, Grouping [Domain Member]
thereof, Reconciliation
Net asset (liability) recognized	€ 971	[1]	€ 394	[2]	€ (38)
Change in the present value of the defined benefit obligation [Member]
Reconciliation in Movement of Liabilities and Assets, Impact on Balance Sheet [line items]
Change in the present value of the defined benefit obligation: Balance, beginning of year	20,404		20,807
Defined benefit cost recognized in Profit & Loss [Abstract]
Current service cost	230		250
Interest cost	289		190
Past service cost and gain or loss arising from settlements	19		12
Defined benefit cost recognized in Other Comprehensive Income [Abstract]
Actuarial gain or loss arising from changes in financial assumptions	(5,400)		(610)
Actuarial gain or loss arising from changes in demographic assumptions	104		(16)
Actuarial gain or loss arising from experience	204		80
Cash flow and other changes [Abstract]
Contributions by plan participants	17		15
Benefits paid	(775)		(765)
Payments in respect to settlements	0		0
Acquisitions/Divestitures, Cashflows and other changes	(4)		0
Exchange rate changes	(89)		441
Other, Cash Flow and Other Changes	0		0
Change in the present value of the defined benefit obligation: Balance, end of year	14,999		20,404		20,807
thereof, Reconciliation
Unfunded	228		301
Funded	14,771		20,103
Change in fair value of plan assets [Member]
Reconciliation in Movement of Liabilities and Assets, Impact on Balance Sheet [line items]
Change in fair value of plan assets: Balance, beginning of year	20,888		20,457
Defined benefit cost recognized in Profit & Loss [Abstract]
Interest income	299		190
Defined benefit cost recognized in Other Comprehensive Income [Abstract]
Return from plan assets less interest income	(3,890)		301
Cash flow and other changes [Abstract]
Contributions by plan participants	17		15
Contributions by the employer	(325)	[3]	177
Benefits paid	(752)	[4]	(738)	[5]
Payments in respect to settlements	0		0
Acquisitions/Divestitures, Cashflows and other changes	0		0
Exchange rate changes	(153)		495
Other, Cash Flow and Other Changes	0		0
thereof, Reconciliation
Plan administration costs	(7)		(9)
Change in fair value of plan assets: Balance, end of year	16,077		20,888		20,457
Funded status, end of year	1,078		484
Change in irrecoverable surplus (asset ceiling) [Member]
Reconciliation in Movement of Liabilities and Assets, Impact on Balance Sheet [line items]
Change in irrecoverable surplus (asset ceiling): Balance, beginning of year	(90)
Defined benefit cost recognized in Profit & Loss [Abstract]
Interest cost	0		0
Defined benefit cost recognized in Other Comprehensive Income [Abstract]
Changes in irrecoverable surplus	(12)		(48)
Cash flow and other changes [Abstract]
Exchange rate changes	(5)		(4)
thereof, Reconciliation
Change in irrecoverable surplus (asset ceiling): Balance, end of year	(107)		(90)
Germany [Member] | Reconciliation in Movement of Liabilities and Assets, Impact on Balance Sheet, Grouping [Domain Member]
thereof, Reconciliation
Net asset (liability) recognized	314		(455)		0
Germany [Member] | Change in the present value of the defined benefit obligation [Member]
Reconciliation in Movement of Liabilities and Assets, Impact on Balance Sheet [line items]
Change in the present value of the defined benefit obligation: Balance, beginning of year	13,097		13,532
Defined benefit cost recognized in Profit & Loss [Abstract]
Current service cost	164		177
Interest cost	142		80
Past service cost and gain or loss arising from settlements	17		28
Defined benefit cost recognized in Other Comprehensive Income [Abstract]
Actuarial gain or loss arising from changes in financial assumptions	(3,055)		(319)
Actuarial gain or loss arising from changes in demographic assumptions	80		0
Actuarial gain or loss arising from experience	79		75
Cash flow and other changes [Abstract]
Contributions by plan participants	1		1
Benefits paid	(485)		(477)
Payments in respect to settlements	0		0
Acquisitions/Divestitures, Cashflows and other changes	(2)		0
Exchange rate changes	0		0
Other, Cash Flow and Other Changes	0		0
Change in the present value of the defined benefit obligation: Balance, end of year	10,037		13,097		13,532
thereof, Reconciliation
Unfunded	0		0
Funded	10,037		13,097
Germany [Member] | Change in fair value of plan assets [Member]
Reconciliation in Movement of Liabilities and Assets, Impact on Balance Sheet [line items]
Change in fair value of plan assets: Balance, beginning of year	12,642		12,658
Defined benefit cost recognized in Profit & Loss [Abstract]
Interest income	139		76
Defined benefit cost recognized in Other Comprehensive Income [Abstract]
Return from plan assets less interest income	(1,594)		243
Cash flow and other changes [Abstract]
Contributions by plan participants	1		1
Contributions by the employer	(353)	[3]	141
Benefits paid	(485)	[4]	(477)	[5]
Payments in respect to settlements	0		0
Acquisitions/Divestitures, Cashflows and other changes	1		0
Exchange rate changes	0		0
Other, Cash Flow and Other Changes	0		0
thereof, Reconciliation
Plan administration costs	0		0
Change in fair value of plan assets: Balance, end of year	10,351		12,642		12,658
Funded status, end of year	314		(455)
Germany [Member] | Change in irrecoverable surplus (asset ceiling) [Member]
Reconciliation in Movement of Liabilities and Assets, Impact on Balance Sheet [line items]
Change in irrecoverable surplus (asset ceiling): Balance, beginning of year	0
Defined benefit cost recognized in Profit & Loss [Abstract]
Interest cost	0		0
Defined benefit cost recognized in Other Comprehensive Income [Abstract]
Changes in irrecoverable surplus	0		0
Cash flow and other changes [Abstract]
Exchange rate changes	0		0
thereof, Reconciliation
Change in irrecoverable surplus (asset ceiling): Balance, end of year	0		0
UK [Member] | Reconciliation in Movement of Liabilities and Assets, Impact on Balance Sheet, Grouping [Domain Member]
thereof, Reconciliation
Net asset (liability) recognized	892		1,090		0
UK [Member] | Change in the present value of the defined benefit obligation [Member]
Reconciliation in Movement of Liabilities and Assets, Impact on Balance Sheet [line items]
Change in the present value of the defined benefit obligation: Balance, beginning of year	4,929		4,917
Defined benefit cost recognized in Profit & Loss [Abstract]
Current service cost	18		23
Interest cost	88		63
Past service cost and gain or loss arising from settlements	2		(15)
Defined benefit cost recognized in Other Comprehensive Income [Abstract]
Actuarial gain or loss arising from changes in financial assumptions	(1,966)		(220)
Actuarial gain or loss arising from changes in demographic assumptions	29		(5)
Actuarial gain or loss arising from experience	97		(16)
Cash flow and other changes [Abstract]
Contributions by plan participants	0		0
Benefits paid	(131)		(134)
Payments in respect to settlements	0		0
Acquisitions/Divestitures, Cashflows and other changes	0		0
Exchange rate changes	(190)		316
Other, Cash Flow and Other Changes	0		0
Change in the present value of the defined benefit obligation: Balance, end of year	2,876		4,929		4,917
thereof, Reconciliation
Unfunded	10		14
Funded	2,866		4,915
UK [Member] | Change in fair value of plan assets [Member]
Reconciliation in Movement of Liabilities and Assets, Impact on Balance Sheet [line items]
Change in fair value of plan assets: Balance, beginning of year	6,019		5,705
Defined benefit cost recognized in Profit & Loss [Abstract]
Interest income	108		74
Defined benefit cost recognized in Other Comprehensive Income [Abstract]
Return from plan assets less interest income	(1,982)		5
Cash flow and other changes [Abstract]
Contributions by plan participants	0		0
Contributions by the employer	0	[3]	0
Benefits paid	(130)	[4]	(134)	[5]
Payments in respect to settlements	0		0
Acquisitions/Divestitures, Cashflows and other changes	0		0
Exchange rate changes	(243)		374
Other, Cash Flow and Other Changes	0		0
thereof, Reconciliation
Plan administration costs	(4)		(5)
Change in fair value of plan assets: Balance, end of year	3,768		6,019		5,705
Funded status, end of year	892		1,090
UK [Member] | Change in irrecoverable surplus (asset ceiling) [Member]
Reconciliation in Movement of Liabilities and Assets, Impact on Balance Sheet [line items]
Change in irrecoverable surplus (asset ceiling): Balance, beginning of year	0
Defined benefit cost recognized in Profit & Loss [Abstract]
Interest cost	0		0
Defined benefit cost recognized in Other Comprehensive Income [Abstract]
Changes in irrecoverable surplus	0		0
Cash flow and other changes [Abstract]
Exchange rate changes	0		0
thereof, Reconciliation
Change in irrecoverable surplus (asset ceiling): Balance, end of year	0		0
US [Member] | Reconciliation in Movement of Liabilities and Assets, Impact on Balance Sheet, Grouping [Domain Member]
thereof, Reconciliation
Net asset (liability) recognized	(206)		(203)		0
US [Member] | Change in the present value of the defined benefit obligation [Member]
Reconciliation in Movement of Liabilities and Assets, Impact on Balance Sheet [line items]
Change in the present value of the defined benefit obligation: Balance, beginning of year	1,351		1,327
Defined benefit cost recognized in Profit & Loss [Abstract]
Current service cost	10		10
Interest cost	39		31
Past service cost and gain or loss arising from settlements	0		0
Defined benefit cost recognized in Other Comprehensive Income [Abstract]
Actuarial gain or loss arising from changes in financial assumptions	(196)		(50)
Actuarial gain or loss arising from changes in demographic assumptions	(5)		3
Actuarial gain or loss arising from experience	3		20
Cash flow and other changes [Abstract]
Contributions by plan participants	0		0
Benefits paid	(92)		(87)
Payments in respect to settlements	0		0
Acquisitions/Divestitures, Cashflows and other changes	0		0
Exchange rate changes	92		97
Other, Cash Flow and Other Changes	0		0
Change in the present value of the defined benefit obligation: Balance, end of year	1,202		1,351		1,327
thereof, Reconciliation
Unfunded	143		197
Funded	1,059		1,154
US [Member] | Change in fair value of plan assets [Member]
Reconciliation in Movement of Liabilities and Assets, Impact on Balance Sheet [line items]
Change in fair value of plan assets: Balance, beginning of year	1,148		1,107
Defined benefit cost recognized in Profit & Loss [Abstract]
Interest income	33		26
Defined benefit cost recognized in Other Comprehensive Income [Abstract]
Return from plan assets less interest income	(184)		7
Cash flow and other changes [Abstract]
Contributions by plan participants	0		0
Contributions by the employer	0	[3]	4
Benefits paid	(77)	[4]	(75)	[5]
Payments in respect to settlements	0		0
Acquisitions/Divestitures, Cashflows and other changes	0		0
Exchange rate changes	79		82
Other, Cash Flow and Other Changes	0		0
thereof, Reconciliation
Plan administration costs	(3)		(3)
Change in fair value of plan assets: Balance, end of year	996		1,148		1,107
Funded status, end of year	(206)		(203)
US [Member] | Change in irrecoverable surplus (asset ceiling) [Member]
Reconciliation in Movement of Liabilities and Assets, Impact on Balance Sheet [line items]
Change in irrecoverable surplus (asset ceiling): Balance, beginning of year	0
Defined benefit cost recognized in Profit & Loss [Abstract]
Interest cost	0		0
Defined benefit cost recognized in Other Comprehensive Income [Abstract]
Changes in irrecoverable surplus	0		0
Cash flow and other changes [Abstract]
Exchange rate changes	0		0
thereof, Reconciliation
Change in irrecoverable surplus (asset ceiling): Balance, end of year	0		0
Other [Member] | Reconciliation in Movement of Liabilities and Assets, Impact on Balance Sheet, Grouping [Domain Member]
thereof, Reconciliation
Net asset (liability) recognized	(29)		(38)		(38)
Other [Member] | Change in the present value of the defined benefit obligation [Member]
Reconciliation in Movement of Liabilities and Assets, Impact on Balance Sheet [line items]
Change in the present value of the defined benefit obligation: Balance, beginning of year	1,027		1,031
Defined benefit cost recognized in Profit & Loss [Abstract]
Current service cost	38		40
Interest cost	20		16
Past service cost and gain or loss arising from settlements	0		(1)
Defined benefit cost recognized in Other Comprehensive Income [Abstract]
Actuarial gain or loss arising from changes in financial assumptions	(183)		(21)
Actuarial gain or loss arising from changes in demographic assumptions	0		(14)
Actuarial gain or loss arising from experience	25		1
Cash flow and other changes [Abstract]
Contributions by plan participants	16		14
Benefits paid	(67)		(67)
Payments in respect to settlements	0		0
Acquisitions/Divestitures, Cashflows and other changes	(2)		0
Exchange rate changes	9		28
Other, Cash Flow and Other Changes	0		0
Change in the present value of the defined benefit obligation: Balance, end of year	884		1,027		1,031
thereof, Reconciliation
Unfunded	75		90
Funded	809		937
Other [Member] | Change in fair value of plan assets [Member]
Reconciliation in Movement of Liabilities and Assets, Impact on Balance Sheet [line items]
Change in fair value of plan assets: Balance, beginning of year	1,079		987
Defined benefit cost recognized in Profit & Loss [Abstract]
Interest income	19		14
Defined benefit cost recognized in Other Comprehensive Income [Abstract]
Return from plan assets less interest income	(130)		46
Cash flow and other changes [Abstract]
Contributions by plan participants	16		14
Contributions by the employer	28	[3]	32
Benefits paid	(60)	[4]	(52)	[5]
Payments in respect to settlements	0		0
Acquisitions/Divestitures, Cashflows and other changes	(1)		0
Exchange rate changes	11		39
Other, Cash Flow and Other Changes	0		0
thereof, Reconciliation
Plan administration costs	0		(1)
Change in fair value of plan assets: Balance, end of year	962		1,079		€ 987
Funded status, end of year	78		52
Other [Member] | Change in irrecoverable surplus (asset ceiling) [Member]
Reconciliation in Movement of Liabilities and Assets, Impact on Balance Sheet [line items]
Change in irrecoverable surplus (asset ceiling): Balance, beginning of year	(90)
Defined benefit cost recognized in Profit & Loss [Abstract]
Interest cost	0		0
Defined benefit cost recognized in Other Comprehensive Income [Abstract]
Changes in irrecoverable surplus	(12)		(48)
Cash flow and other changes [Abstract]
Exchange rate changes	(5)		(4)
thereof, Reconciliation
Change in irrecoverable surplus (asset ceiling): Balance, end of year	€ (107)		€ (90)

[1]	Thereof € 1,326 million recognized in Other assets and € 355 million in Other liabilities.
[2]	Thereof € 1,207 million recognized in Other assets and € 813 million in Other liabilities.
[3]	Net Amount includes re-imbursement of 2022 benefit payments and a forgiven benefit payment from 2021.
[4]	For funded plans only.
[5]	For funded plans only.